Employee Benefit (Tables)	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Summary of Components of Net Benefit Expense Recognized in Income Statement and Funded Status and Amounts Recognized in Consolidated Balance Sheets

The following tables summaries the components of net benefit expense recognized in the income statement and the funded status and amounts recognized in the consolidated balance sheet for the plan:

	For the year ended December 31,
Net benefit cost	2017	2016	2015
	US$’000	US$’000	US$’000
Current service cost	360	410	362
Interest cost on benefit obligation	210	180	189
Net benefit cost	570	590	551

	For the year ended December 31,
Other comprehensive income	2017	2016	2015
	US$’000	US$’000	US$’000
Actuarial (gain) / loss – experience	251	217	(15)
Actuarial (gain) / loss – demographic assumption	184	—	(2)
Actuarial (gain) / loss – financial assumption	337	(219)	171
Actuarial loss	772	(2)	154
	For the year ended December 31,
Change in the defined obligation	2017	2016	2015
	US$’000	US$’000	US$’000
Defined benefit obligation at January 1	6,652	6,305	6,738
Current service cost	360	410	362
Interest cost on benefit obligation	210	180	189
Benefits paid directly by the Company	(274)	(269)	(597)
Actuarial loss in other comprehensive income	772	(2)	154
Exchange differences	573	28	(541)
Defined benefit obligation at December 31	8,293	6,652	6,305

Significant Assumptions Used in Determining Actuarial Present Value of Defined Benefit Obligations	The significant assumptions used in determining the actuarial present value of the defined benefit obligations for the year ended December 31, 2017 and 2016 are as follows:
Maturity Profile of Defined Benefit Obligation

The following pension benefit payments are expected payments to be made in the future years out of the defined benefit plan obligation:

	As of December 31,
	2017	2016
	US$’000	US$’000
Within the next 12 months (next annual reporting period)	877	594
Between 2 and 5 years	1,616	1,496
Between 5 and 10 years	3,183	2,431
Beyond 10 years	15,392	13,541
Total expected payments	21,068	18,062

Weight average duration of defined benefit obligation	11 years	11 - 12 years

Sensitivity Analysis of One-percentage Point Change in Assumed Rates

A one-percentage point change in the assumed rates would have yielded the following effects:

	2017	2016
	US$’000	US$’000
Discount rate – 1% increase	(721)	(588)
Discount rate – 1% decrease	844	687
Rate of salary increase – 1% increase	808	661
Rate of salary increase – 1% decrease	(707)	(574)